Note 6 - Operating Segments Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments Reporting
Total Assets Operating Segment
Total Assets by Operating Segments (Millions of euros)
	2018	2017 (1)	2016 (2)
Banking Activity in Spain	335,294	319,417	335,847
Non Core Real Estate	4,163	9,714	13,713
United States	82,057	75,775	88,902
Mexico	96,455	94,061	93,318
Turkey	66,250	78,694	84,866
South America	52,385	74,636	77,918
Rest of Eurasia	18,000	17,265	19,106
Subtotal Assets by Operating Segments	654,605	669,562	713,670
Corporate Center	22,084	20,497	18,186
Total Assets BBVA Group	676,689	690,059	731,856

(1) The figures corresponding to 2017 have been restated (see Note 1.3).

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previously part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of the United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.

Income By Operating Segment
Main Margins and Profits by Operating Segments (Millions of euros)
		Operating Segments
		BBVA Group	Spain	Non Core Real Estate	United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center
2018	Notes
Net interest income		17,591	3,672	32	2,276	5,568	3,135	3,009	175	(276)
Gross income		23,747	5,943	38	2,989	7,193	3,901	3,701	415	(432)
Operating profit /(loss) before tax		7,580	2,017	(129)	919	3,294	1,448	1,307	144	(1,420)
Profit	55.2	5,324	1,522	(78)	735	2,384	569	591	93	(494)
2017(1)
Net interest income		17,758	3,738	71	2,119	5,476	3,331	3,200	180	(357)
Gross income		25,270	6,180	(17)	2,876	7,122	4,115	4,451	468	73
Operating profit /(loss) before tax		6,931	1,854	(656)	748	2,984	2,147	1,691	177	(2,013)
Profit	55.2	3,519	1,374	(490)	486	2,187	826	861	125	(1,848)
2016(2)
Net interest income		17,059	3,877	60	1,953	5,126	3,404	2,930	166	(455)
Gross income		24,653	6,416	(6)	2,706	6,766	4,257	4,054	491	(31)
Operating profit /(loss) before tax		6,392	1,268	(743)	612	2,678	1,906	1,552	203	(1,084)
Profit	55.2	3,475	905	(595)	459	1,980	599	771	151	(794)

(1) The figures corresponding to 2017 have been restated (see Note 1.3).

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previously part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), profit attributable to parent company for the United States and the Mexico operating segments would have been €442 million and €1,997 million, respectively, for the year ended December 31, 2016.